Note 5 - Borrowings - Schedule of Debt (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 15, 2016	Sep. 22, 2015
2020
2021
2022
Borrowings, as of September 30, 2019	$ 8,578,000	7,486,000	$ 44,744,000
CRG [Member] | Loan Agreement [Member]
2019 (remaining three months of the year)
2020	799,000
2021	3,403,000
2022	5,522,000
2023	3,981,000
	13,705,000	8,243,000
Less: Amount of PIK additions and final facility fee to be accreted subsequent to September 30, 2019	(4,497,000)	6,243,000
Less: Amount representing debt financing costs	(630,000)	(757,000)	$ (716,000)	$ (154,000)	$ (1,300,000)
Borrowings, as of September 30, 2019	$ 8,578,000	$ 7,486,000